Label	Element	Value
Angel Oak UltraShort Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak UltraShort Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Angel Oak UltraShort Income Fund (the “Fund”) seeks to provide current income while seeking to minimize price volatility and maintain liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts or waivers is available from your financial professional, in the section “Sales Charges—Class A Shares” on page 17 of the Prospectus, and in Appendix A—Waivers and Discounts Available from Intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, no portfolio turnover rate has been provided.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuing its objective, the Fund invests in (i) mortgage-backed and other asset-backed fixed income securities, including securities backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, (ii) corporate and other debt securities, and (iii) collateralized loan obligations (“CLOs”) and other collateralized debt obligations (“CDOs”), which are backed by a pool of corporate debt (collectively, “Debt Instruments”). Debt Instruments may include floating or variable rate obligations. CLOs are similar to collateralized mortgage obligations (“CMOs”) (described below), but differ as to the type of underlying loan. The Fund may invest up to 30% of its net assets in CLOs.

The Fund may purchase bonds of any maturity, but, under normal circumstances, the Fund will have a dollar-weighted average maturity of less than two years and dollar-weighted average duration of less than one year. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

The Fund may invest, without limitation, in Debt Instruments of any quality and maturity, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. In selecting debt investments, the Adviser may consider maturity, yield, and ratings information and opportunities for price appreciation.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “1940 Act”), meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund.

The Fund may invest in non-agency, residential mortgage-backed securities (“RMBS”). Residential mortgage loans are generally classified into three categories based on the risk profile of the borrower and the property: (i) Prime, (ii) Alternative-A (“Alt-A”), and (iii) Subprime. Prime residential mortgage loans are extended to borrowers who represent a relatively low risk profile through a strong credit history. Subprime loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk. Alt-A loans are made to borrowers whose risk profile falls between Prime and Subprime. When selecting RMBS investments for the Fund, the Adviser intends to focus on RMBS that are collateralized by pools of Prime or Alt-A mortgages and that are seasoned (i.e., have a history of timely payments) (these securities are also known as CMOs).

Prime mortgage loans may be either “agency” or “non-agency.” Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”) and qualify as collateral for securities that are issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are sponsored by private companies other than government sponsored enterprises (sometimes referred to as “private label paper”). Under normal circumstances, the Fund will concentrate its investments (i.e., invest more than 25% of its total assets (measured at the time of purchase)) in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities.

The Fund may invest in the securities of other investment companies that invest primarily in fixed income securities. The Fund may also invest in repurchase agreements.  The Fund may invest up to 15% of its net assets in illiquid securities.

The Fund is not a money market fund and does not seed to maintain a stable net asset value (“NAV”).

The Fund’s allocation of its assets into various asset classes within the corporate credit and asset-backed fixed income market will depend on the views of the Adviser as to the best value relative to what is currently available in the market place, consistent with the Fund’s investment objective. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. In selecting investments, the Adviser may consider maturity, yield, and ratings information and opportunities for price appreciation among other criteria. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. From time to time, the Fund may allocate its assets so as to focus on particular types of asset-backed fixed income securities. Currently, the Adviser anticipates focusing the Fund’s investments on asset-backed fixed income securities.

The Adviser analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued.

In pursuing its investment objective or for hedging purposes, the Fund may utilize (i) short selling, (ii) borrowing, and (iii) various types of derivative instruments, including structured products, swaps (including credit default swaps), futures contracts, and options, although the Adviser expects that not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in reverse repurchase agreements. The Fund may engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s NAV and, therefore, may increase the volatility of the Fund.

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CLO and CDO Risks. CLOs and other CDOs are subject to the typical risks associated with fixed-income securities and asset-backed securities. Additionally, the risks of an investment in a CLO or other CDO depend largely on the type of the collateral securities and the class of the CLO or other CDO in which the Fund invests. Such collateral may be insufficient to meet payment obligations and the class of the CLO or other CDO may be subordinate to other classes. CLOs and other CDOs are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in certain CLOs and other CDOs may be characterized by the Fund as illiquid securities.

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Concentration in Certain Mortgage-Backed Securities. The risks of concentrating in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.

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Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

The derivative instruments and techniques that the Fund may principally use include:

○
Futures.  A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

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Options.  If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

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Swaps.  A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.

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General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

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Fixed-Income Instruments Risks. The Fund will invest fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.

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Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

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High-Yield Securities Risks. High-yield securities (also known as “junk bonds”) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.

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Illiquid Securities Risks. The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

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Interest Rate Risk. The Fund is exposed to risks associated with changes in intrest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

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Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened with respect to fixed-income instruments due to the historically low interest rate environment as of the date of this Prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

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Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.

Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments.

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NAV Risk. The Fund is not a money market fund, does not attempt to maintain a stable NAV, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk, and other risks relevant to the Fund’s investments. The Fund’s NAV per share will fluctuate.

•	New Fund Risk. The Fund is new with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

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Non-Diversification Risks. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

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Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

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Portfolio Turnover Risk.   Frequent trading increases the Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and may result in higher taxes when Fund shares are held in a taxable account.  Increased transaction costs could detract from the Fund’s performance.

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Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

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Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

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Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

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Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

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RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.

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Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Short Sales Risks. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

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Structured Products Risks. The CLOs and other CDOs in which the Fund may invest are structured products. Holders of structured products bear risks of the underlying assets and are subject to issuer repayment or counterparty risk. Certain structured products may be thinly traded or have a limited trading market and as a result may be characterized by the Fund as illiquid securities.

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Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.

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Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating..

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U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. Government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Angel Oak UltraShort Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	300
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 482
Angel Oak UltraShort Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Fund charges this fee on Class C shares redeemed within one year of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	497
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 497
Angel Oak UltraShort Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 184

[1]	There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.
[2]	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[3]	Angel Oak Capital Advisors, LLC (the "Adviser") has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.49% of the Fund's average daily net assets (the "Expense Limit") through May 31, 2019. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days' written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[4]	The Fund charges this fee on Class C shares redeemed within one year of purchase.